Derivative Liabilities (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Liabilities
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	$ 2,747,122
Derivative balances assumed in merger	3,930,629
Additions	2,621,096
Change in fair value	$ (3,804,603)